Retirement Benefit Obligations - Summary of Scheme Assets (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 2,682	€ 2,913	€ 2,622
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,283	1,181
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	344	808
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	845	728
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 210	€ 196